Cover	Nov. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2024
Entity File Number	001-41039
Entity Registrant Name	PERCEPTION CAPITAL CORP. IV
Entity Central Index Key	0001870143
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3109 W. 50th Street
Entity Address, Address Line Two	#207
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55410
City Area Code	952
Local Phone Number	456-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	RCFA.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	RCFA
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RCFA WS
Security Exchange Name	NYSE